Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Entity File Number	000-52417
Entity Registrant Name	HQDA ELDERLY LIFE NETWORK CORP.
Entity Central Index Key	0001304730
Entity Tax Identification Number	98-1225287
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	372 Ziwei Road,
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai, P.R.
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	15358018888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false